Note 17 - Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2015
Subsequent Event
Schedule of Distributions Made to Members or Limited Partners, by Distribution
The allocation of total quarterly cash distributions to general and limited partners is as follows for the years ended December 31, 2015, 2014 and 2013 (in millions). Our distributions are declared subsequent to quarter end; therefore, the following table represents total cash distributions applicable to the period in which the distributions are earned.

	Years Ended December 31,
	2015	2014	2013
General partner’s distributions:
General partner’s distributions	$6	$5	$2
General partner’s IDRs (a)	69	41	11
Total general partner’s distributions	$75	$46	$13

Limited partners’ distributions:
Common	$259	$157	$71
Subordinated	—	14	32
Total limited partners’ distributions	259	171	103
Total Cash Distributions	$334	$217	$116

____________

(a)	In connection with the Rockies Natural Gas Business Acquisition, our general partner waived its right to $10 million of general partner distributions with respect to IDRs during 2015.
The table below summarizes the quarterly distributions:

Quarter Ended	Quarterly Distribution Per Unit	Total Cash Distribution including general partner IDRs (in millions)	Date of Distribution	Unitholders Record Date
March 31, 2016	$0.810	$108	May 13, 2016	May 2, 2016
June 30, 2016	0.842	123	August 12, 2016	August 2, 2016
September 30, 2016 (a)	0.875	131	November 14, 2016	November 4, 2016

(a)	This distribution was declared on October 18, 2016 and was paid on the date of distribution.